                                UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                           Washington, D.C. 20549

                                  Form 13F

                             Form 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:  June 30, 1999
                                               ----------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
This Amendment (Check only one.):    / / is a restatement.
                                     / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         Analytic/TSA Investors, Inc.
                 -------------------------------
   Address:      700 South Flower Street
                 -------------------------------
                 Suite 2400
                 -------------------------------
                 Los Angeles CA 90017
                 -------------------------------

Form 13F File Number: 28-801-51089
                         ---------------------

    The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Marie Nastasi Arlt,
         -------------------------------
Title:   Vice-President
         -------------------------------
Phone:   213-688-3015
         -------------------------------

Signature, Place, and Date of Signing:

 /s/ Marie Nastasi Arlt              Los Angeles          8/05/99
-------------------------------    -----------------   -------------
[Signature]                        [City, State]       [Date]

Report Type (Check only one.):

    /X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

    / / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

    / / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

   List of Other Managers Reporting for this Manager:
   [If there are no entries in this list, omit this section.]

        Form 13F File Number        Name
        28-
           ---------------          ------------------------------------
[Repeat as necessary.]

                                                            FORM 13-F
Page 1 of 6
     Item 1:             Item 2:    Item 3:  Item 4:        Item 5:             Item 6:           Item 7:            Item 8:
                                                                            Investment Discr                    Voting Authority

                                                                  QUANTITY
         NAME OF                  TITLE OF  CUSIP        FAIR      (UNITS)   SOLE     SHARED   OTHER            SOLE  SHARED  OTHER
         ISSUER                    CLASS    NUMBER   MARKET VALUE             (A)       (B)     (C)   MANAGERS   (A)    (B)    (C)
     ---------------     -------- -------- --------- ------------ -------- --------- -------- ------- -------- ------ ------ -------

Abbott Laboratories                Common  002824100        3,462   76,288    76,288                           76,288

American General Corp.             Common  026351106        2,721   36,096    36,096                           36,096

American Home Products Corp.       Common  026609107          705   12,288    12,288                           12,288

Applied Materials                  Common  038222105        2,080   28,160    28,160                           28,160

America Online Inc.                Common  02364J104          535    4,864     4,864                            4,864

C.R. Bard, Inc.                    Common  067383109          269    5,632     5,632                            5,632

Bell Atlantic Corp.                Common  077853109        3,297   50,432    50,432                           50,432

Bellsouth Corp.                    Common  079860102        2,338   50,688    50,688                           50,688

Anheuser-Busch Companies, Inc.     Common  035229103          454    6,400     6,400                            6,400

Citigroup Inc                      Common  172967101        4,414   92,928    92,928                           92,928

Computer Associates International  Common  204912109        2,032   37,120    37,120                           37,120

CBS Corp.                          Common  12490K107        1,650   37,888    37,888                           37,888

Compuware, Corp.                   Common  205638109        1,409   44,288    44,288                           44,288

Cisco Systems, Inc.                Common  17275R102        1,815   28,160    28,160                           28,160

Delta Air Lines, Inc.              Common  247361108        1,033   17,920    17,920                           17,920

                                                            FORM 13-F
Page 2 of 6
     Item 1:             Item 2:    Item 3:  Item 4:        Item 5:             Item 6:           Item 7:            Item 8:
                                                                            Investment Discr                    Voting Authority

                                                                  QUANTITY
         NAME OF                  TITLE OF  CUSIP        FAIR      (UNITS)   SOLE     SHARED   OTHER            SOLE  SHARED  OTHER
         ISSUER                    CLASS    NUMBER   MARKET VALUE             (A)       (B)     (C)   MANAGERS   (A)    (B)    (C)
     ---------------     -------- -------- --------- ------------ -------- --------- -------- ------- -------- ------ ------ -------
Dell Computer Corp.                Common  247025109        2,643   71,424    71,424                           71,424

Dow Chemical Co.                   Common  260543103        2,793   22,016    22,016                           22,016

Edison International               Common  281020107        2,253   84,224    84,224                           84,224

Eastman Kodak Co.                  Common  277461109          538    7,936     7,936                            7,936

EMC Corp.                          Common  268648102          408    7,424     7,424                            7,424

Ford Motor Co.                     Common  345370100        3,366   59,648    59,648                           59,648

Freeport McMoran Copper and Gold   Common  35671D857          308   17,152    17,152                           17,152

Federal National Mortgage Associa  Common  313586109        3,494   51,200    51,200                           51,200

General Dynamics Corp.             Common  369550108        1,023   14,848    14,848                           14,848

General Electric Co.               Common  369604103        7,839   69,376    69,376                           69,376

General Mills, Inc.                Common  370334104        1,955   24,320    24,320                           24,320

Corning, Inc.                      Common  219350105        2,316   33,024    33,024                           33,024

General Motors Corp.               Common  370442105        2,585   39,168    39,168                           39,168

Georgia-Pacific Corp.              Common  373298108          946   19,968    19,968                           19,968

G T E Corp.                        Common  362320103        2,861   37,888    37,888                           37,888

                                                            FORM 13-F
Page 3 of 6
     Item 1:             Item 2:    Item 3:  Item 4:        Item 5:             Item 6:           Item 7:            Item 8:
                                                                            Investment Discr                    Voting Authority

                                                                  QUANTITY
         NAME OF                  TITLE OF  CUSIP        FAIR      (UNITS)   SOLE     SHARED   OTHER            SOLE  SHARED  OTHER
         ISSUER                    CLASS    NUMBER   MARKET VALUE             (A)       (B)     (C)   MANAGERS   (A)    (B)    (C)
     ---------------     -------- -------- --------- ------------ -------- --------- -------- ------- -------- ------ ------ -------
Gateway, Inc.                      Common  367626108        1,331   22,528    22,528                           22,528

Home Depot, Inc.                   Common  437076102        1,188   18,432    18,432                           18,432

Household International            Common  441815107        2,620   55,296    55,296                           55,296

Hartford Financial Svcs Group      Common  416515104        1,687   28,928    28,928                           28,928

Heinz (H.J.) Co.                   Common  423074103          385    7,680     7,680                            7,680

International Business Machines C  Common  459200101        1,026    7,936     7,936                            7,936

Intel Corp.                        Common  458140100          929   15,616    15,616                           15,616

Johnson & Johnson                  Common  478160104        4,415   45,056    45,056                           45,056

J.P. Morgan & Co.                  Common  616880100          432    3,072     3,072                            3,072

K L A Tencor Corp                  Common  482480100        1,395   21,504    21,504                           21,504

K Mart Corp.                       Common  482584109        1,466   88,832    88,832                           88,832

Coca-Cola Co.                      Common  191216100        1,730   27,904    27,904                           27,904

Kansas City Southern Corp          Common  485170104        1,960   30,720    30,720                           30,720

Limited, Inc.                      Common  532716107        1,626   35,840    35,840                           35,840

Lucent Technologies, Inc.          Common  549463107        2,866   42,496    42,496                           42,496

                                                            FORM 13-F
Page 4 of 6
     Item 1:             Item 2:    Item 3:  Item 4:        Item 5:             Item 6:           Item 7:            Item 8:
                                                                            Investment Discr                    Voting Authority

                                                                  QUANTITY
         NAME OF                  TITLE OF  CUSIP        FAIR      (UNITS)   SOLE     SHARED   OTHER            SOLE  SHARED  OTHER
         ISSUER                    CLASS    NUMBER   MARKET VALUE             (A)       (B)     (C)   MANAGERS   (A)    (B)    (C)
     ---------------     -------- -------- --------- ------------ -------- --------- -------- ------- -------- ------ ------ -------
McDonald's Corp.                   Common  580135101        2,769   67,328    67,328                           67,328

Philip Morris Companies, Inc.      Common  718154107        2,191   54,528    54,528                           54,528

Mobil Corp.                        Common  607059102        2,806   28,416    28,416                           28,416

Merck & Co.                        Common  589331107        3,298   44,800    44,800                           44,800

Microsoft Corp.                    Common  594918104        4,987   55,296    55,296                           55,296

Monsanto Co.                       Common  611662107        2,289   57,856    57,856                           57,856

Nacco Industries                   Common  629579103          753   10,240    10,240                           10,240

Newell Rubbermaid Inc.             Common  651229106        2,078   44,800    44,800                           44,800

Oracle Systems                     Common  68389X105        2,585   69,632    69,632                           69,632

Phillips Petroleum                 Common  718507106        2,370   47,104    47,104                           47,104

Pacific Gas & Electric Co.         Common  69331C108        2,309   71,168    71,168                           71,168

Ryder System, Inc.                 Common  783549108        1,806   70,144    70,144                           70,144

SBC Communications, Inc.           Common  78387G103        1,722   29,696    29,696                           29,696

Schering-Plough                    Common  806605101        2,554   48,640    48,640                           48,640

Sempra Energy                      Common  816851109          782   34,560    34,560                           34,560

                                                            FORM 13-F
Page 5 of 6
     Item 1:             Item 2:    Item 3:  Item 4:        Item 5:             Item 6:           Item 7:            Item 8:
                                                                            Investment Discr                    Voting Authority

                                                                  QUANTITY
         NAME OF                  TITLE OF  CUSIP        FAIR      (UNITS)   SOLE     SHARED   OTHER            SOLE  SHARED  OTHER
         ISSUER                    CLASS    NUMBER   MARKET VALUE             (A)       (B)     (C)   MANAGERS   (A)    (B)    (C)
     ---------------     -------- -------- --------- ------------ -------- --------- -------- ------- -------- ------ ------ -------
Sun Microsystems, Inc.             Common  866810104        1,340   19,456    19,456                           19,456

Transamerica Corp.                 Common  893485102        2,400   32,000    32,000                           32,000

T R W, Inc.                        Common  872649108          225    4,096     4,096                            4,096

Mediaone Group Inc.                Common  58440J104        2,037   27,392    27,392                           27,392

Unilever N.V. - New                Common  904784709        1,464   20,993    20,993                           20,993

Union Pacific Corp.                Common  907818108          179    3,072     3,072                            3,072

U S West, Inc.                     Common  91273H101        2,106   35,840    35,840                           35,840

United Technologies Corp.          Common  913017109        2,986   41,472    41,472                           41,472

MCI Worldcom, Inc.                 Common  55268B106          154    1,792     1,792                            1,792

Wells Fargo & Co. (NEW)            Common  949746101        3,633   84,992    84,992                           84,992

Warner-Lambert Co.                 Common  934488107        3,097   44,800    44,800                           44,800

Wal-Mart Stores, Inc.              Common  931142103        2,989   61,952    61,952                           61,952

Exxon Corp.                        Common  302290101        2,823   36,608    36,608                           36,608

                                                            FORM 13-F
Page 6 of 6
     Item 1:             Item 2:    Item 3:  Item 4:        Item 5:             Item 6:           Item 7:            Item 8:
                                                                            Investment Discr                    Voting Authority

                                                                  QUANTITY
         NAME OF                  TITLE OF  CUSIP        FAIR      (UNITS)   SOLE     SHARED   OTHER            SOLE  SHARED  OTHER
         ISSUER                    CLASS    NUMBER   MARKET VALUE             (A)       (B)     (C)   MANAGERS   (A)    (B)    (C)
     ---------------     -------- -------- --------- ------------ -------- --------- -------- ------- -------- ------ ------ -------
Tricon Global Restaurants          Common  895953107          513    9,472     9,472                            9,472
                                                         --------
Total                                                     149,842